Foreign Exchange Transactions, Net	12 Months Ended
Dec. 31, 2021
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Foreign Exchange Transactions, net
33.	Foreign Exchange Transactions, net:

The detail of foreign exchange transactions for the years ended December 31, 2019, 2020 and 2021 is the following:

	2019	2020	2021
	MCh$	MCh$	MCh$
Gain (loss) from accounting hedges	113,374	(17,156)	199,208
Exchange difference, net	6,284	(2,651)	15,107
Indexed foreign currency	(88,772)	176,469	(230,277)
Total	30,886	156,662	(15,962)